Equity (Tables)	12 Months Ended
Dec. 31, 2019
Stockholders' Equity Note [Abstract]
Schedule of reconciliation of noncontrolling interest
	December 31,	December 31,
	2019	2018
Beginning balance	$2,267,985	$2,307,727
Proportionate share of net income (loss)	(294,635)	87,064
Foreign currency translation adjustment	(154,490)	(126,806)
Noncontrolling interest, ending balance	$1,818,860	$2,267,985